UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
      Washington, DC 20549
      Form 13F
      Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:
December 31, 2006

      Check here if Amendment []; Amendment Number:

      This Amendment (check one only):	[] is a restatement,
[] adds new holding entries

      Institutional Investment Manager filing this report:

      Name:				GMT Capital Corp
      Address:				2100 RiverEdge Parkway, #840
						Atlanta, GA 30328

      Form 13F File Number: 	28-05497

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:				George E. Case III
Title:				Vice President
Phone:				770-989-8261
Signature,			Place,		and Date of Signing
George E. Case, III		Atlanta, GA	February 15, 2006

			[X] 13F Holding Report
			[ ] 13F Notice
			[ ] 13F Combination Report

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Mangers:		None

Form 13F Information Table Entry Total: 81

Form 13F Information Table Value Total:	$1,340,781

List of other Included Managers: 		None


INSERT AXYS INFORMATION TABLE HERE:
GMT Capital
13F Information Table
December 31, 2006



                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

AMR Corp                       COM              001765106    31784  1051400 SH       Sole
Abbott Laboratories            COM              002824100    25120   515700 SH       Sole
Acusphere                      COM              00511r870      112    46034 SH       Sole
Aetna Inc.                     COM              00817Y108    16816   389430 SH       Sole
Agrium Inc                     COM              008916108    28165   898700 SH       Sole
Albemarle                      COM              012653101    10210   142200 SH       Sole
Alcan                          COM              013716105    30531   626400 SH       Sole
Alico                          COM              016230104    15886   313760 SH       Sole
Alpha Natural Resources        COM              02076x102    10738   754600 SH       Sole
Anadarko Petroleum             COM              032511107    23098   530740 SH       Sole
Archer-Daniels-Midland Co.     COM              039483102    19659   615100 SH       Sole
Aspen Insurance Holdings       COM              g05384105    30928  1173300 SH       Sole
Authentidate Holding Corp.     COM              052666104      245   153084 SH       Sole
Avnet Inc                      COM              053807103    15193   595100 SH       Sole
Bruker Biosciences             COM              116794108      893   118900 SH       Sole
Bunge Limited                  COM              G16962105    45373   625750 SH       Sole
Burlington Northern Santa Fe C COM              12189T104    56538   766000 SH       Sole
CBS Corp Class B               COM              124857202     5983   191900 SH       Sole
Canadian Natural Resources     COM              136385101   194662  3652200 SH       Sole
Carrington Laboratories, Inc.  COM              144525102       41    14300 SH       Sole
Celanese Corp                  COM              150870103    19809   765400 SH       Sole
Citigroup Inc.                 COM              172967101    37993   682100 SH       Sole
Cogent                         COM              19239y108      367    33300 SH       Sole
Comcast Corporation            COM              20030n200    31659   755940 SH       Sole
Comp de Minas Buenaventura ADR COM              204448104    27782   990100 SH       Sole
Conoco Phillips                COM              20825c104   108252  1504541 SH       Sole
Del Monte Foods                COM              24522p103    11847  1074030 SH       Sole
Devon Energy Corp              COM              25179M103   114205  1702526 SH       Sole
Direct Gen Corp                COM              25456w204     1519    73594 SH       Sole
Ditech Communications Corp     COM              25500m103     1019   147300 SH       Sole
Dow Chemicals                  COM              260543103    48654  1219400 SH       Sole
Ebay                           COM              278642103     2418    80400 SH       Sole
Electronic Arts                COM              285512109     1174    23320 SH       Sole
Ensco International            COM              26874Q100       65     1300 SH       Sole
Flextronics                    COM              y2573f102     1240   108000 SH       Sole
Helix Energy Solutions Corp    COM              42330p107     2378    75800 SH       Sole
Home Depot                     COM              437076102     8490   211400 SH       Sole
IBasis                         COM              450732201    11552  1359115 SH       Sole
Interwoven                     COM              46114t508      343    23400 SH       Sole
JP Morgan Chase & Co           COM              46625H100    15973   330700 SH       Sole
L-1 Identity Solutions Inc.    COM              50212a106      383    25298 SH       Sole
Liberty Global Series C        COM              530555309    24947   890952 SH       Sole
Liberty Media Holding Capital  COM              53071m401    17124   174769 SH       Sole
Liberty Media Holding Interact COM              53071m104    20294   940855 SH       Sole
Marathon Oil Corp              COM              565849106     7073    76470 SH       Sole
Microsoft                      COM              594918104     3341   111900 SH       Sole
Millicom Intl Cellular A shrs  COM              L6388F110      555     9000 SH       Sole
Move Inc                       COM              437852106     3986   723495 SH       Sole
Newfield Exploration           COM              651290108     2688    58500 SH       Sole
Nexen                          COM              65334h102    41530   754260 SH       Sole
Nokia ADR                      COM              654902204     9055   445600 SH       Sole
Norfolk Southern Corp.         COM              655844108     6397   127200 SH       Sole
Novartis AG                    COM              66987V109    18748   326400 SH       Sole
Point Therapeutics             COM              730694106     2831  2748539 SH       Sole
Realogy                        COM              75605e100      652    21500 SH       Sole
Rio Tinto                      COM              767204100     5673    26700 SH       Sole
Royal Bank of Scotland         COM              0754783      12990   332900 SH       Sole
Save the world air             COM              805147105        3     5700 SH       Sole
Seachange International        COM              811699107      740    72390 SH       Sole
Seagate Tech                   COM              g7945j104     8517   321400 SH       Sole
Semitool                       COM              816909105     4887   367203 SH       Sole
Sigmatel Inc                   COM              82661w107      364    83100 SH       Sole
Somanetics                     COM              834445405      430    18800 SH       Sole
Southwest Airlines             COM              844741108     1921   125400 SH       Sole
Sprint Nextel                  COM              852061100     1766    93500 SH       Sole
St Paul Travelers              COM              792860108     7044   131200 SH       Sole
SteinMart                      COM              858375108     6185   466418 SH       Sole
Streettracks Gold TR           COM              863307104    16757   265100 SH       Sole
Swift Energy                   COM              870738101      394     8800 SH       Sole
Taiwan Seminconductor Mfg ADR  COM              874039100    16119  1474756 SH       Sole
Talisman Energy                COM              87425E103    14003   824200 SH       Sole
Time Warner Inc                COM              887317105    23819  1093600 SH       Sole
TravelZoo                      COM              89421q106      937    31300 SH       Sole
UAL Corp com new               COM              902549807      634    14400 SH       Sole
US Steel Corp                  COM              912909108    14891   203600 SH       Sole
Urban outfitters               COM              917047102     2662   115600 SH       Sole
Vision Sciences Inc. Delaware  COM              927912105      113    76800 SH       Sole
Walmart                        COM              931142103    15115   327300 SH       Sole
Westlake Chemical Corp         COM              960413102    13992   445900 SH       Sole
YRC Worldwide                  COM              984249102     1132    30000 SH       Sole
Yahoo                          COM              984332106     1374    53800 SH       Sole
REPORT SUMMARY                 81 DATA RECORDS             1340781            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED